Commitments and Contingencies - Supplier Contracts (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Supplier contract
2017		¥ 1,199,583
2018		856,581
2019		836,186
Total		2,892,350
Other supply agreement with variable price provisions
Outstanding supplier advances		97,429				¥ 168,584
Loss provision on long-term purchase arrangements		48,906	¥ 0	¥ 0
Provision for balance of advance payment made to supplier					$ 10,350	63,331	$ 10,350	¥ 63,331
Total late payment of interest						303,380
Hemlock
Other supply agreement with variable price provisions
Loss provision on long-term purchase arrangements		48,906	0	0
Hemlock | Long-term supply contract
Other supply agreement with variable price provisions
Damages sought by supplier | $	$ 921,000
Loss provision on long-term purchase arrangements			0	0
Provision for balance of advance payment made to supplier		0
Total late payment of interest						303,380
Reversal of interest payable		303,380
"Take or pay" supply agreements
Supplier contract
Purchases made under "take or pay" agreements		2,200,230				1,929,867		¥ 1,581,048
2017		1,199,583
2018		856,581
2019		836,186
Total		2,892,350
Other supply agreement with variable price provisions
Outstanding supplier advances		¥ 182,553				¥ 341,447
"Take or pay" supply agreements | Hemlock
Supplier contract
Purchase obligations not performed			¥ 877,000	¥ 507,000
Polysilicon
Other supply agreement with variable price provisions
Supply agreements with variable price provisions 2017-2026 | item		48,750
Silicon wafers
Other supply agreement with variable price provisions
Supply agreements with variable price provisions 2017-2026 | item		900,000,000